File No 33-51061

811-7123

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                  [X]

            Pre-Effective Amendment No.                                                                                                            [__]

            Post-Effective Amendment No. 96                                                                                                      [X]

                                                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                            [X]

            Amendment No. 96                                                                                                                             [X]

(Check appropriate box or boxes.)

Advantage Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

                        c/o The Dreyfus Corporation

                        200 Park Avenue, New York, New York        10166

                        (Address of Principal Executive Offices)        (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

              X       immediately upon filing pursuant to paragraph (b)

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                        on __________ pursuant to paragraph (b)

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                        days after filing pursuant to paragraph (a)(1)

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                        on (date) pursuant to paragraph (a)(1)

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                        75 days after filing pursuant to paragraph (a)(2)

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                        on (date) pursuant to paragraph (a)(2) of Rule 485

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If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 23rd day of February 2011.

ADVANTAGE FUNDS, INC.

BY: /s/Bradley J. Skapyak* Bradley J. Skapyak, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/Bradley J. Skapyak* Bradley J. Skapyak	President (Principal Executive Officer)	2/23/2011

/s/James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	2/23/2011

/s/Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	2/23/2011

/s/Peggy C. Davis* Peggy C. Davis	Board Member	2/23/2011

/s/David P. Feldman* David P. Feldman	Board Member	2/23/2011

/s/Ehud Houminer* Ehud Houminer	Board Member	2/23/2011

/s/Martin Peretz* Martin Peretz	Board Member	2/23/2011

*BY:	/s/ Michael A. Rosenberg Michael A. Rosenberg Attorney-in-Fact